MARKETABLE SECURITIES (Schedule of amortized cost and fair value of available-for-sale marketable securities) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Amortized cost
Due within one year	$ 15,269
Due between one and 4 years	20,588
Amortized cost	35,857
Fair value
Due within one year	15,246
Due between one and 4 years	20,443
Amortized cost	$ 35,689